Commitments and Contingencies, textual 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies Disclosure
Insurance Maximum Amount	$ 1,000,000
Contract for Hull No J0131 [Member]
Contract Cancellation [Line Items]
Unrecorded contingent gain	1,923
Accrued Interest Earned Related To Asset Puchase Cancellations	2,541
Capitalized expense	612
Accrued legal expense	$ 6